Document and Entity Information	Aug. 12, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 12, 2024
Entity Registrant Name	JEFFERIES FINANCIAL GROUP INC.
Entity Incorporation State Country Code	NY
Entity File Number	001-05721
Entity Tax Identification Number	13-2615557
Entity Address Address Line 1	520 Madison Ave.
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10022
City Area Code	212
Local Phone Number	284-2300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000096223
Common Stock [Member]
Document Information [Line Items]
Security 12b Title	Common Stock, par value $1.00 per share
Trading Symbol	JEF
Security Exchange Name	NYSE
4.850% Senior Notes Due 2027 [Member]
Document Information [Line Items]
Security 12b Title	4.850% Senior Notes Due 2027
Trading Symbol	JEF 27A
Security Exchange Name	NYSE
5.875% Senior Notes Due 2028 [Member]
Document Information [Line Items]
Security 12b Title	5.875% Senior Notes Due 2028
Trading Symbol	JEF 28
Security Exchange Name	NYSE
5.125% Senior Notes Due 2023 [Member]
Document Information [Line Items]
Security 12b Title	2.750% Senior Notes Due 2032
Trading Symbol	JEF 32A
Security Exchange Name	NYSE
6.200% Senior Notes Due 2034 [Member]
Document Information [Line Items]
Security 12b Title	6.200% Senior Notes Due 2034
Trading Symbol	JEF 34
Security Exchange Name	NYSE